Operating Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Operating Leases	Operating Leases
Rental income

The components of operating lease income are as follows:

(in $ thousands )	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023

Time charter revenues	31,202	6,732	54,783	8,174

Time charter revenues on our index-linked charters were $14.8 million and $23.4 million in the three and six months ended June 30, 2024, respectively, and $4.1 million and $4.8 million in the three and six months ended June 30, 2023, respectively.